Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Sales and Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	December 31, 2017	December 31, 2016	December 31, 2015
Consulting	$143,275	$35,847	$-
Marketing	182,723	93,345	19,691
Salaries	305,383	80,263	-
	$631,381	$209,455	$19,691